AXS Adaptive Plus Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 53.9%
	United States Treasury Bill
$10,000,000	0.000%, 2/5/2026	$9,966,540
8,000,000	0.000%, 6/4/2026	7,881,552
	TOTAL U.S. TREASURY BILLS
	(Cost $17,841,932)	17,848,092

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 23.2%
	CALL OPTIONS — 23.2%
6,564	Nomura Galaxy Option-ProfitScore Regime-Adaptive Equity Index Counterparty: Nomura Securities, Current Price: $1,169.37, Exercise Price: $0.0001, Notional Amount: $66, Expiration Date: March 17, 2026*,1	7,675,875
	TOTAL CALL OPTIONS
	(Cost $5,702,251)	7,675,875
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $5,702,251)	7,675,875

Number of Shares
	SHORT-TERM INVESTMENTS — 23.2%
7,686,852	JPMorgan U.S. Government Money Market Fund, 3.37%[2]	7,686,852
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,686,852)	7,686,852
	TOTAL INVESTMENTS — 100.3%
	(Cost $31,231,035)	33,210,819
	Liabilities in Excess of Other Assets — (0.3)%	(104,107)
	TOTAL NET ASSETS — 100.0%	$33,106,712

*Non-income producing security.
[1]The Nomura Call Option is issued by Nomura Securities Ltd. and provides AXS Adaptive Plus Fund exposure to the ProfitScore Trading Program that is designed to produce the returns of Adaptive Equity Index.
[2]The rate is the annualized seven-day yield at period end.